Consolidated statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Currency translation gain (charge)	$ 89	$ 153